Securities - Amortized Cost and Fair Value of Securities by Contractual Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investments Debt And Equity Securities [Abstract]
Amortized Cost, Due in one year or less	$ 3,786
Amortized Cost, Due from one to five years	32,034
Amortized Cost, Due from five to ten years	61,675
Amortized Cost, Due after ten years	232,142
Amortized Cost, Mortgage-backed securities in government sponsored entities	211,660
Amortized Cost, Total securities available for sale	541,297	$ 336,316
Fair Value, Due in one year or less	3,789
Fair Value, Due from one to five years	32,121
Fair Value, Due from five to ten years	63,083
Fair Value, Due after ten years	247,733
Fair Value, Mortgage-backed securities in government sponsored entities	213,148
Fair Value, Total securities available for sale	$ 559,874	$ 363,464